Gratuity and other post-employment benefit plans - Summary of Sensitivity Analysis for Significant Actuarial Assumptions (Detail) - Defined Benefit Gratuity Plan [Member] ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Actuarial Assumption of Discount Rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in discount rate	0.50%	0.50%
Decrease in discount rate	0.50%	0.50%
Increase in salary escalation	₨ 314	$ 4	₨ 289
Decrease in salary escalation	₨ 330	$ 4	312
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in discount rate	0.50%	0.50%
Decrease in discount rate	0.50%	0.50%
Increase in salary escalation	₨ 328	$ 4	309
Decrease in salary escalation	₨ 316	$ 4	₨ 292